Share-based Compensation - Description of share option plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Jul. 31, 2014
Restricted Stock Units (RSUs) [Member]
Description of share option plans
Share based compensation by share based award equity instruments other than options vested during the period	0
Minimum
Description of share option plans
Vesting Period	0 years
Expiration period	6 years
Minimum | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Vesting Period	0 years
Maximum
Description of share option plans
Vesting Period	6 years
Expiration period	7 years
Maximum | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Vesting Period	4 years
2018 Plan | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Total unrecognized compensation expenses related to unvested awards	¥ 292.0
Weighted average remaining vesting period	3 years 10 months 24 days
Global Share Plan and 2018 Plan [Member]
Description of share option plans
Total unrecognized compensation expenses related to unvested awards	¥ 3,415.8
Weighted average remaining vesting period	3 years 6 months
Class Z Ordinary Shares | Global Share Plan | Maximum
Description of share option plans
Aggregate number of shares issuable under the plan		19,880,315
Class Z Ordinary Shares | 2018 Plan
Description of share option plans
Aggregate number of shares issuable under the plan	30,673,710
Number of Shares Available for Grant	28,706,326
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum	10.00%
Class Z Ordinary Shares | 2018 Plan | Maximum
Description of share option plans
Aggregate number of shares issuable under the plan	33,132,989